Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	7,670,033	7,670,033
Ordinary shares, outstanding	6,738,706	6,709,528
Ordinary shares, treasury shares	933,933	960,505